SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Jan. 31, 2018 shares
Significant Accounting Policies Details Narrative
Weighted average number of common shares outstanding dilutive stock options	606,119
Weighted average number of common shares outstanding dilutive warrants	2,333,005